Income Taxes (Details 1) - USD ($)	12 Months Ended
	Feb. 28, 2026	Feb. 28, 2025
Income Tax Disclosure [Abstract]
Current tax		$ 5,786,417
Deferred tax benefit		(6,665,538)
Total provision for (benefit from) income tax expense		$ (879,121)